Inventories	9 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Inventories

Note 4. Inventories

The components of inventories were as follows (in millions of dollars):

	September 30, 2011	December 31, 2010
Finished products, including service parts	$2,622	$2,163
Work in process	1,629	1,355
Raw materials and manufacturing supplies	181	129

Total	$4,432	$3,647

Note 6.  Inventories

Inventories summarized by major classification as of December 31 were as follows (in millions of dollars):

	2010	2009
Finished products, including service parts	$2,163	$1,768
Work in process	1,355	903
Raw materials and manufacturing supplies	129	112

Total	$3,647	$2,783

Note 5.    Inventories

Inventories summarized by major classification were as follows (in millions of dollars):

	June 9, 2009	December 31, 2008
Finished products, including service parts	$2,208	$3,488
Work in process	825	1,094
Raw materials and manufacturing supplies	139	141

Total inventories under FIFO method	3,172	4,723
Less: LIFO allowance	(52)	(52)

Total	$3,120	$4,671